Loans, Allowance for Credit Losses, Credit Quality and Off-Balance Sheet Credit Exposures (Details 6) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Real Estate	$ 155,416
Total	155,416
Commercial Real Estate [Member]
Real Estate	1,755
Total	1,755
Residential real estate - 1st lien [Member]
Real Estate	153,661	$ 593,678
Total	$ 153,661	$ 593,678